CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Cash and cash deposits:
Cash and cash equivalents		¥ 3,476,261	¥ 1,315,408
Time deposits		196,632	328,151
Deposits with stock exchanges and other segregated cash		225,950	453,037
Total cash and cash deposits		3,898,843	2,096,596
Loans and receivables:
Loans receivable (including ¥317,218 million and ¥301,766 million measured at fair value by applying the fair value option in 2015 and 2016, respectively)		1,605,603	1,461,075
Receivables from customers (including ¥1,803 million and ¥1,542 million measured at fair value by applying the fair value option in 2015 and 2016, respectively)		210,844	187,026
Receivables from other than customers		1,156,608	1,303,576
Allowance for doubtful accounts		(3,477)	(3,253)
Total loans and receivables		2,969,578	2,948,424
Collateralized agreements:
Securities purchased under agreements to resell (including ¥1,529,451 million and ¥1,098,969 million measured at fair value by applying the fair value option in 2015 and 2016, respectively)		9,205,165	8,481,474
Securities borrowed		5,872,495	8,238,046
Total collateralized agreements		15,077,660	16,719,520
Trading assets and private equity investments:
Trading assets (including securities pledged as collateral of ¥8,114,490 million and ¥6,483,857 million in 2015 and 2016, respectively; including ¥8,133 million and ¥5,761 million measured at fair value by applying the fair value option in 2015 and 2016, respectively)		16,379,424	17,260,121
Private equity investments (including ¥6,539 million and ¥7,145 million measured at fair value by applying the fair value option in 2015 and 2016, respectively)		30,578	48,727
Total trading assets and private equity investments		16,410,002	17,308,848
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥383,992 million and ¥402,599 million in 2015 and 2016, respectively)		355,507	401,069
Non-trading debt securities		870,812	948,180
Investments in equity securities		137,970	159,755
Investments in and advances to affiliated companies		395,284	378,278
Other (including ¥90,984 million and ¥60,359 million measured at fair value by applying the fair value option in 2015 and 2016, respectively)		974,511	822,566
Total other assets		2,734,084	2,709,848
Total assets		41,090,167	41,783,236
LIABILITIES AND EQUITY
Short-term borrowings (including ¥189,018 million and ¥330,816 million measured at fair value by applying the fair value option in 2015 and 2016, respectively)	[1]	662,902	662,256
Payables and deposits:
Payables to customers		688,196	723,839
Payables to other than customers		1,337,931	1,454,361
Deposits received at banks		2,222,991	1,220,400
Total payables and deposits		4,249,118	3,398,600
Collateralized financing:
Securities sold under agreements to repurchase (including ¥982,567 million and ¥442,247 million measured at fair value by applying the fair value option in 2015 and 2016, respectively)		14,192,309	12,217,144
Securities loaned (including ¥129,201 million measured at fair value by applying the fair value option in 2016)		1,937,009	2,494,036
Other secured borrowings		476,273	668,623
Total collateralized financing		16,605,591	15,379,803
Trading liabilities		7,499,335	10,044,236
Other liabilities (including ¥15,786 million and ¥17,739 million measured at fair value by applying the fair value option in 2015 and 2016, respectively)		1,200,647	1,217,099
Long-term borrowings (including ¥2,578,489 million and ¥2,703,816 million measured at fair value by applying the fair value option in 2015 and 2016, respectively)		8,129,559	8,336,296
Total liabilities		38,347,152	39,038,290
Common stock
No par value shares; Authorized-6,000,000,000 shares in 2015 and 2016, Issued-3,822,562,601 shares in 2015 and 2016, Outstanding-3,598,865,213 shares in 2015 and 3,608,391,999 shares in 2016		594,493	594,493
Additional paid-in capital		692,706	683,407
Retained earnings		1,516,577	1,437,940
Accumulated other comprehensive income (loss)		44,980	143,739
Total NHI shareholder's equity before treasury stock		2,848,756	2,859,579
Common stock held in treasury, at cost-223,697,388 shares in 2015 and 214,170,602 shares in 2016		(148,517)	(151,805)
Total NHI shareholders' equity		2,700,239	2,707,774
Noncontrolling interests		42,776	37,172
Total equity		2,743,015	2,744,946
Total liabilities and equity		41,090,167	41,783,236
Variable Interest Entity, primary beneficiary [Member]
Cash and cash deposits:
Cash and cash equivalents		3,000	9,000
Total cash and cash deposits		¥ 3,000	9,000
Collateralized agreements:
Securities purchased under agreements to resell (including ¥1,529,451 million and ¥1,098,969 million measured at fair value by applying the fair value option in 2015 and 2016, respectively)			1,000
Trading assets and private equity investments:
Private equity investments (including ¥6,539 million and ¥7,145 million measured at fair value by applying the fair value option in 2015 and 2016, respectively)		¥ 1,000	1,000
Total trading assets and private equity investments		1,310,000	1,008,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥383,992 million and ¥402,599 million in 2015 and 2016, respectively)		3,000	15,000
Other (including ¥90,984 million and ¥60,359 million measured at fair value by applying the fair value option in 2015 and 2016, respectively)		7,000	24,000
Total other assets		10,000	40,000
Total assets		1,323,000	¥ 1,057,000
LIABILITIES AND EQUITY
Short-term borrowings (including ¥189,018 million and ¥330,816 million measured at fair value by applying the fair value option in 2015 and 2016, respectively)		¥ 65,000
Collateralized financing:
Securities sold under agreements to repurchase (including ¥982,567 million and ¥442,247 million measured at fair value by applying the fair value option in 2015 and 2016, respectively)			¥ 1,000
Trading liabilities		¥ 3,000	12,000
Other liabilities (including ¥15,786 million and ¥17,739 million measured at fair value by applying the fair value option in 2015 and 2016, respectively)		2,000	3,000
Long-term borrowings (including ¥2,578,489 million and ¥2,703,816 million measured at fair value by applying the fair value option in 2015 and 2016, respectively)		744,000	750,000
Borrowings		809,000	750,000
Total liabilities		¥ 814,000	¥ 765,000

[1]	Includes secured borrowings of \17,284 million as of March 31, 2015 and \82,861 million as of March 31, 2016.